Exceptional items (Tables)	12 Months Ended
Jun. 30, 2021
Statement [Line Items]
Summary of Exceptional Items
Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and impact is considered material to the Financial Statements. Such items included within the Group’s profit from Continuing operations for the year are detailed below.

Year ended 30 June 2021	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(1,087)	(71)	(1,158)
COVID-19 related costs	(546)	146	(400)
Impairment of Energy coal assets	(1,523)	(651)	(2,174)
Impairment of Potash assets	(1,314)	(751)	(2,065)

Total	(4,470)	(1,327)	(5,797)

Attributable to non-controlling interest s	(34)	10	(24)
Attributable to BHP shareholders	(4,436)	(1,337)	(5,773)

Year ended 30 June 2020	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(176)	–	(176)
Cancellation of power contracts	(778)	271	(507)
COVID-19 related costs	(183)	53	(130)
Cerro Colorado impairment	(409)	(83)	(492)

Total	(1,546)	241	(1,305)

Attributable to non-controlling interest s	(291)	90	(201)
Attributable to BHP shareholders	(1,255)	151	(1,104)

Year ended 30 June 2019	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by categor y
Samarco dam failure	(1,060)	–	(1,060)
Global taxation matters	–	242	242

Total	(1,060)	242	(818)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(1,060)	242	(818)

Samarco dam failure [member]
Statement [Line Items]
Summary of Exceptional Items
The FY2021 exceptional loss of US$1,158 million (after tax) related to the Samarco dam failure in November 2015 comprises the following:

Year ended 30 June 2021	US$M
Other income	34
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(46)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(111)
Samarco Germano dam decommissioning	(15)
Samarco dam failure provision	(1,000)
Fair value change on forward exchange derivative s	136
Net finance costs	(85)
Income tax expense	(71)

Total (1)	(1,158)

(1)	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.
The FY2020 exceptional loss of US$176 million related to the Samarco dam failure in November 2015 comprises the following:

Year ended 30 June 2020	US$M
Other income	489
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(64)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(95)
Samarco Germano dam decommissioning	46
Samarco dam failure provision	(459)
Net finance costs	(93)

Total (1)	(176)

(1)	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.
The FY2019 exceptional loss of US$1,060 million related to the Samarco dam failure in November 2015 comprises the following:

Year ended 30 June 2019	US$M
Other income	50
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(57)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(96)
Samarco Germano dam decommissionin g	(263)
Samarco dam failure provision	(586)
Net finance costs	(108)

Total (1)	(1,060)

(1)	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.